Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,447,023		¥ 2,243,531
Cash flows	155,789		112,288
Addition	50,456		95,410
Accretion of interest	4,697		1,822
Termination	(1,382)		(6,187)
Translation reserve	42		159
Ending balance	2,656,625	$ 373,984	2,447,023
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,141,432		2,103,000
Cash flows	(291,138)		(61,568)
Other			100,000
Ending balance	1,850,294	260,473	2,141,432
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	200,000		100,000
Cash flows	490,000		200,000
Other			(100,000)
Ending balance	690,000	97,134	200,000
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	31,433		27,125
Cash flows	(43,073)		(26,144)
Accretion of interest	1,969		1,547
Termination	(1,382)		(6,187)
Translation reserve			239
Other	44,325		34,853
Ending balance	33,272	4,684	31,433
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,208		13,406
Addition	32,084		49,735
Translation reserve	42		(80)
Other	(44,325)		(34,853)
Ending balance	16,009	2,254	28,208
Other Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	45,950
Addition	18,372		45,675
Accretion of interest	2,728		275
Ending balance	¥ 67,050	$ 9,439	¥ 45,950